Statement of Changes Shareholder's Deficit (Parenthetical)	5 Months Ended
Dec. 31, 2025 USD ($)
Common Class B [Member] | Over-Allotment Option [Member]
Number of ordinary shares forfeited during the period	$ 1,607,143